FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - BRL (R$)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Financial investment	R$ 100,000		R$ 100,000
Percentage of long term gross debt			87.51%		93.66%
Gain (loss) in financial results	R$ 352,790	R$ 143,421	R$ 278,618	R$ 533,774